Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Intangible Assets, Net [Abstract]
Intangible Assets, Net
7. Intangible Assets, Net

	As of December 31,
	2009	2010
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	698,787	720,473
Intangible assets subject to amortization are comprised of the following:
Customer contracts	3,353,240	3,343,892
Non-compete agreements	1,612,112	2,074,417
Computer software licenses	2,027,248	2,422,026
License agreements with SINA	80,660,000	80,660,000
Advertising agency agreement	106,790,000	106,790,000
Database license	8,300,000	8,300,000
Customer relationship	5,788,603	7,443,088
Favorable lease term	2,428,110	2,428,110

	210,959,313	213,461,533
Less: Accumulated amortization
Customer contracts	(2,903,452)	(3,343,892)
Non-compete agreements	(388,634)	(768,887)
Computer software licenses	(661,625)	(1,013,890)
License agreements with SINA	(2,016,500)	(10,082,500)
Advertising agency agreement	(2,617,402)	(13,087,010)
Database license	(244,118)	(1,220,589)
Customer relationship	(40,622)	(541,014)
Favorable lease term	(91,054)	(212,459)

Intangible assets subject to amortization, net	201,995,906	183,191,292

Total intangible assets, net	202,694,693	183,911,765

Amortization expense was $1,227,840, $6,378,659 and $21,341,362 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group expects to record amortization expense of $21,463,277, $21,110,912, $21,399,974, $20,869,913 and $20,617,177 for the years ending December 31, 2011, 2012, 2013, 2014 and 2015, respectively.